Schedule of changes in actuarial liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	R$ 11,820,184
Present value of net actuarial obligations, ending balance	10,973,812	R$ 11,820,184
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	6,760,824	6,638,462
Cost of services	252	578
Cost of interest	481,656	405,371
Benefits paid	(511,621)	(456,151)
Actuarial (gain) losses	(585,510)	172,564
Present value of net actuarial obligations, ending balance	6,145,601	6,760,824
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	3,344,723	3,046,536
Cost of services	2,006	2,018
Cost of interest	246,256	183,866
Benefits paid	(233,908)	(203,342)
Actuarial (gain) losses	(21,984)	315,645
Present value of net actuarial obligations, ending balance	3,337,093	3,344,723
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	1,714,637	1,389,610
Cost of services	7,368	20,854
Cost of interest	125,132	85,561
Benefits paid		(74)
Actuarial (gain) losses	(356,019)	218,686
Present value of net actuarial obligations, ending balance	R$ 1,491,118	R$ 1,714,637